Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of September 2008

Collection Period Start	1-Sep-08	Distribution Date	15-Oct-08
Collection Period End	30-Sep-08	30/360 Days	30
Beg. of Interest Period	15-Sep-08	Actual/360 Days	30
End of Interest Period	15-Oct-08

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	504,623,673.33	495,057,171.68	0.8999704
Total Securities		550,081,594.75	504,623,673.33	495,057,171.68	0.8999704
Class A-1 Notes	2.814500%	77,100,000.00	31,642,078.58	22,075,576.93	0.2863240
Class A-2a Notes	4.270000%	98,000,000.00	98,000,000.00	98,000,000.00	1.0000000
Class A-2b Notes	4.037500%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	4.687500%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	22,724,000.00	0.00	0.0000000
Certificates	0.000000%	52,257,594.75	52,257,594.75	74,981,594.75	1.4348459

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	9,566,501.65	74,213.86	124.0791394	0.9625663
Class A-2a Notes	0.00	348,716.67	0.0000000	3.5583334
Class A-2b Notes	0.00	252,343.75	0.0000000	3.3645833
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	273,437.50	0.0000000	3.9062500
Class A-4 Notes	0.00	3,509.60	0.0000000	0.1544446
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	9,566,501.65	1,616,138.05

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	7,173,824.50
Monthly Interest	2,831,363.75
Total Monthly Payments	10,005,188.25

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	489,521.31
Aggregate Sales Proceeds Advance	287,459.59
Total Advances	776,980.90

Vehicle Disposition Proceeds:
Reallocation Payments	1,045,675.80
Repurchase Payments	35,554.79
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	1,587,156.30
Excess Wear and Tear and Excess Mileage	200.00
Remaining Payoffs	0.00
Net Insurance Proceeds	398,294.02
Residual Value Surplus	19,980.86
Total Collections	13,869,030.92

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of September 2008

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,143	567,045,948.11	9.25000%	504,623,673.33
Total Depreciation Received		(8,150,287.89)		(6,168,179.60)
Principal Amount of Gross Losses	(59)	(1,376,977.23)		(1,253,730.85)
Repurchase / Reallocation	(2)	(36,324.46)		(35,554.79)
Early Terminations	(7)	(147,676.40)		(136,533.30)
Scheduled Terminations	(100)	(2,121,609.07)		(1,972,503.11)
Pool Balance - End of Period	24,975	555,213,073.06	9.25000%	495,057,171.68

III. DISTRIBUTIONS

Total Collections					13,869,030.92
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					13,869,030.92

1. Net Swap Payment/Receipts					59,718.75
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					504,728.55
4. Reimbursement of Sales Proceeds Advance					240,217.19
5. Servicing Fee:
Servicing Fee Due					420,519.73
Servicing Fee Paid					420,519.73
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,225,184.22

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					74,213.86

Class A-1 Notes Monthly Interest Paid					74,213.86
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					348,716.67

Class A-2a Notes Monthly Interest Paid					348,716.67
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					252,343.75

Class A-2b Notes Monthly Interest Paid					252,343.75
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					273,437.50

Class A-3b Notes Monthly Interest Paid					273,437.50
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of September 2008

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	3,509.60

Class A-4 Notes Monthly Interest Paid	3,509.60
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,616,138.05
Total Note and Certificate Monthly Interest Paid	1,616,138.05
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	11,027,708.65

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	9,566,501.65

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	9,566,501.65
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,461,207.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of September 2008

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		49,512,447.84
Beginning Reserve Account Balance		23,570,509.19
Additional Cash Infusion		0.00
Reinvestment Income for the Period		70,420.09
Reserve Fund Available for Distribution		23,640,929.28
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,461,207.00
Gross Reserve Account Balance		25,102,136.28
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		25,102,136.28

V. POOL STATISTICS

Weighted Average Remaining Maturity		22.81
Monthly Prepayment Speed		64%
Lifetime Prepayment Speed		62%

	$	units
Recoveries of Defaulted and Casualty Receivables	874,277.08
Securitization Value of Defaulted Receivables and Casualty Receivables	1,253,730.85	59
Aggregate Defaulted and Casualty Gain (Loss)	(379,453.77)
Pool Balance at Beginning of Collection Period	504,623,673.33
Net Loss Ratio	-0.0752%

Cumulative Net Losses for all Periods	0.3195%	1,757,778.18

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,715,501.04	326
61-90 Days Delinquent	1,841,794.81	91
91-120+ Days Delinquent	727,913.22	32
Total Delinquent Receivables:	9,285,209.07	449
60+ Days Delinquencies as Percentage of Receivables	0.51%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	592,520.91	34
Securitization Value	710,901.76
Aggregate Residual Gain (Loss)	(118,380.85)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,085,988.24	123
Cumulative Securitization Value	2,633,866.64
Cumulative Residual Gain (Loss)	(547,878.40)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		392,468.63
Reimbursement of Outstanding Advance		240,217.19
Additional Advances for current period		287,459.59
Ending Balance of Residual Advance		439,711.03

Beginning Balance of Payment Advance		1,383,072.91
Reimbursement of Outstanding Payment Advance		504,728.55
Additional Payment Advances for current period		489,521.31
Ending Balance of Payment Advance		1,367,865.67

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of September 2008

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No